Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	4,125,000,000	4,125,000,000
Ordinary shares, shares issued (in Shares)	[1]	38,978,780	341,247
Ordinary shares, shares outstanding (in Shares)	[1]	38,978,780	341,247
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		4,110,000,000	4,110,000,000
Ordinary shares, shares issued (in Shares)		38,907,905	270,372
Ordinary shares, shares outstanding (in Shares)		38,907,905	270,372
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		15,000,000	15,000,000
Ordinary shares, shares issued (in Shares)		70,875	70,875
Ordinary shares, shares outstanding (in Shares)		70,875	70,875

[1]	Retrospectively restated for effect of the reverse split on August 18, 2025 and the Share Capital Reduction and Reorganization on March 13, 2026 (see Note 14)